                                AIM SECTOR FUNDS

                  AIM Energy Fund - Class A, B, C and Investor
            AIM Financial Services Fund - Class A, B, C and Investor
          AIM Gold & Precious Metals Fund - Class A, B, C and Investor
                AIM Leisure Fund - Class A, B, C, R and Investor
                AIM Technology Fund - Class A, B, C and Investor
                 AIM Utilities Fund - Class A, B, C and Investor

                         Supplement dated March 31, 2006
                    to the Prospectus dated October 25, 2005
                        as supplemented December 8, 2005

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 9-16 of the prospectus:

     "This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C, or, if applicable, Class R shares of the funds. If you invest in the funds through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of fund shares.

     SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                                                Investor
                                                                  Class    Class A    Class B    Class C   Class R
                                                                --------   -------   --------   --------   -------
Maximum Front-End Sales Charge on purchases as a percentage       None     5.50%     None       None       None
of offering price
Maximum Contingent Deferred Sales Charge (CDSC) as a
percentage of the total original cost or current market value     None     None(1)   5.00%(2)   1.00%(2)   None(1)
of the shares
Maximum Sales Charge on reinvested dividends/distributions        None     None      None       None       None

     ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(3)

                                             Investor
AIM ENERGY FUND                                Class   Class A   Class B   Class C
---------------                              --------  -------   -------   -------
Management Fees                                0.73%    0.73%     0.73%     0.73%
Distribution and Service (12b-1) Fees(4,5)     0.25%    0.25%     1.00%     1.00%
Other Expenses                                 0.40%    0.40%     0.40%     0.40%
                                               ----     ----      ----      ----
Total Annual Fund Operating Expenses(7)        1.38%    1.38%     2.13%     2.13%
                                               ====     ====      ====      ====

                                             Investor
AIM FINANCIAL SERVICES FUND                    Class   Class A   Class B   Class C
---------------------------                  --------  -------   -------   -------
Management Fees                                0.66%    0.66%     0.66%     0.66%
Distribution and Service (12b-1) Fees(4,5)     0.25%    0.25%     1.00%     1.00%
Other Expenses                                 0.38%    0.38%     0.38%     0.38%
                                               ----     ----      ----      ----
Total Annual Fund Operating Expenses(7)        1.29%    1.29%     2.04%     2.04%
                                               ====     ====      ====      ====

                                             Investor
AIM GOLD & PRECIOUS METALS FUND                Class   Class A   Class B   Class C
-------------------------------              --------  -------   -------   -------
Management Fees                                0.75%    0.75%     0.75%     0.75%
Distribution and Service (12b-1) Fees(4,5)     0.25%    0.25%     1.00%     1.00%
Other Expenses                                 0.61%    0.61%     0.61%     0.61%
                                               ----     ----      ----      ----
Total Annual Fund Operating Expenses(8)        1.61%    1.61%     2.36%     2.36%
                                               ====     ====      ====      ====

                                             Investor
AIM LEISURE FUND                               Class   Class A   Class B   Class C   Class R
----------------                             --------  -------   -------   -------   -------
Management Fees                                0.67%    0.67%     0.67%     0.67%     0.67%
Distribution and Service (12b-1) Fees(4,5)     0.25%    0.25%     1.00%     1.00%     0.50%
Other Expenses                                 0.41%    0.41%     0.41%     0.41%     0.41%
                                               ----     ----      ----      ----      ----
Total Annual Fund Operating Expenses(7)        1.33%    1.33%     2.08%     2.08%     1.58%
                                               ====     ====      ====      ====      ====

                                             Investor
AIM TECHNOLOGY FUND                            Class   Class A   Class B   Class C
-------------------                          --------  -------   -------   -------
Management Fees                                0.61%    0.61%     0.61%     0.61%
Distribution and Service (12b-1) Fees(4,5)     0.25%    0.25%     1.00%     1.00%
Other Expenses                                 0.72%    0.72%     0.72%     0.72%
                                               ----     ----      ----      ----
Total Annual Fund Operating Expenses(8)        1.58%    1.58%     2.33%     2.33%
                                               ----     ----      ----      ----
Fee Waiver(6)                                  0.01%    0.01%     0.01%     0.01%
Net Annual Fund Operating Expenses(8)          1.57%    1.57%     2.32%     2.32%
                                               ====     ====      ====      ====

                                             Investor
AIM UTILITIES FUND                             Class   Class A   Class B   Class C
------------------                           --------  -------   -------   -------
Management Fees                                0.75%    0.75%     0.75%     0.75%
Distribution and Service (12b-1) Fees(4)       0.25%    0.25%     1.00%     1.00%
Other Expenses                                 0.46%    0.46%     0.46%     0.46%
                                               ----     ----      ----      ----
Total Annual Fund Operating Expenses(8)        1.46%    1.46%     2.21%     2.21%
                                               ----     ----      ----      ----
Fee Waiver(6)                                  0.14%    0.14%     0.14%     0.14%
Net Annual Fund Operating Expenses(8)          1.32%    1.32%     2.07%     2.07%
                                               ====     ====      ====      ====

(1) A contingent deferred sales charge may apply in some cases. See "Shareholder Information - Choosing a Share Class - Sales Charges."

(2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) Because each class pays a 12b-1 distribution and service fee which is based upon each class' assets, if you own shares of a fund for a certain period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) for AIM Utilities Fund to 1.30%, 1.30%, 2.05% and 2.05% of average daily net assets on Investor Class, Class A, Class B and Class C shares, respectively, and for AIM Technology Fund to 1.55%, 1.55%, 2.30% and 2.30% of average daily net assets on Investor Class, Class A, Class B and Class C shares, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC (AMVESCAP) described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These expense limitation agreements are in effect until at least June 30, 2007 for AIM Technology Fund and AIM Utilities Fund.

(7) At the request of the Board of Trustees, AMVESCAP has agreed to reimburse the fund for expenses related to market timing matters. As a result of this agreement, the actual Total Annual Fund Operating Expenses were lower by 0.01%.

(8) At the request of the Board of Trustees, AMVESCAP has agreed to reimburse the fund for expenses related to market timing matters. As a result of this agreement, the actual Total Annual Fund Operating Expenses were lower by 0.02%.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

As a result of 12b-1 fees long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C, and, if applicable, Class R shares of the funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Investor Class, Class A, Class B, Class C, or Class R shares of a fund for the time periods indicated. Within each Example, there is an assumption that you redeem all of your shares at the end of those periods. The Example also assumes that your investment had a hypothetical 5% return each year, that a fund's Investor Class, Class A, Class B, Class C, and Class R shares' operating expenses remain the same and includes the effect of contractual fee and/or expense reimbursement, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although the actual costs and performance of a fund's Investor Class, Class A, Class B, Class C, and Class R shares may be higher or lower, based on these assumptions your costs would be:

AIM ENERGY FUND                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------                                       ------   -------   -------   --------
Investor Class Shares                                  $141      $437     $  755   $1,657
Class A shares(1)                                      $683      $963     $1,264   $2,116
Class B shares:
   Assuming complete redemption at end of period(1)    $716      $967     $1,344   $2,271(2)
   Assuming no redemption                              $216      $667     $1,144   $2,271(2)
Class C shares:
   Assuming complete redemption at end of period(1)    $316      $667     $1,144   $2,462
   Assuming no redemption                              $216      $667     $1,144   $2,462

(1) Based on initial sales charge for Class A shares at the beginning of each period shown and CDSC charges for Class B and C shares based on redemption at the end of each period shown. Please see "Choosing a Share Class."

(2) Assumes conversion of Class B to Class A at the end of the eighth year. Please see "Choosing a Share Class."

                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
AIM FINANCIAL SERVICES FUND
Investor Class shares                                  $131     $  409    $  708   $1,556
Class A shares(1)                                      $674     $  936    $1,219   $2,021
Class B shares:
   Assuming complete redemption at end of period(1)    $707     $  940    $1,298   $2,176(2)
   Assuming no redemption                              $207     $  640    $1,098   $2,176(2)
Class C shares:
   Assuming complete redemption at end of period(1)    $307     $  640    $1,098   $2,369
   Assuming no redemption                              $207     $  640    $1,098   $2,369

AIM GOLD & PRECIOUS METALS FUND
Investor Class shares                                  $164     $  508    $  876   $1,911
Class A shares(1)                                      $705     $1,030    $1,378   $2,356
Class B shares:
   Assuming complete redemption at end of period(1)    $739     $1,036    $1,460   $2,510(2)
   Assuming no redemption                              $239     $  736    $1,260   $2,510(2)
Class C shares:
   Assuming complete redemption at end of period(1)    $339     $  736    $1,260   $2,696
   Assuming no redemption                              $239     $  736    $1,260   $2,696

AIM LEISURE FUND
Investor Class shares                                  $135     $  421    $  729   $1,601
Class A shares(1)                                      $678     $  948    $1,239   $2,063
Class B shares:
   Assuming complete redemption at end of period(1)    $711     $  952    $1,319   $2,219(2)
   Assuming no redemption                              $211     $  652    $1,119   $2,219(2)
Class C shares:
   Assuming complete redemption at end of period(1)    $311     $  652    $1,119   $2,410
   Assuming no redemption                              $211     $  652    $1,119   $2,410
Class R shares                                         $161     $  499    $  860   $1,878

AIM TECHNOLOGY FUND
Investor Class shares                                  $160     $  498    $  859   $1,877
Class A shares(1)                                      $701     $1,020    $1,362   $2,324
Class B shares:
   Assuming complete redemption at end of period(1)    $735     $1,026    $1,444   $2,478(2)
   Assuming no redemption                              $235     $  726    $1,244   $2,478(2)
Class C shares:
   Assuming complete redemption at end of period(1)    $335     $  726    $1,244   $2,665
   Assuming no redemption                              $235     $  726    $1,244   $2,665

AIM UTILITIES FUND
Investor Class Shares                                  $134     $  448    $  784   $1,734
Class A shares(1)                                      $677     $  973    $1,291   $2,189
Class B shares:
   Assuming complete redemption at end of period(1)    $710     $  978    $1,372   $2,344(2)
   Assuming no redemption                              $210     $  678    $1,172   $2,344(2)
Class C shares:
   Assuming complete redemption at end of period(1)    $310     $  678    $1,172   $2,533
   Assuming no redemption                              $210     $  678    $1,172   $2,533

(1) Based on initial sales charge for Class A shares at the beginning of each period shown and CDSC charges for Class B and C shares based on redemption at the end of each period shown. Please see "Choosing a Share Class."

(2) Assumes conversion of Class B to Class A at the end of the eighth year. Please see "Choosing a Share Class."

     HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

     The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including investment advisory fees and other fund costs, on each fund's return over a 10-year period. The example reflects the following:

          - You invest $10,000 in a fund and hold it for the entire 10 year period;

          -    Your investment has a 5% return before expenses each year;

          - AIM Technology Fund's and AIM Utilities Fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

          - Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information - Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

          -    There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for each fund's classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

AIM ENERGY
FUND
INVESTOR
CLASS         YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          1.38%       1.38%       1.38%       1.38%       1.38%       1.38%       1.38%       1.38%       1.38%       1.38%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.62%       7.37%      11.26%      15.29%      19.46%      23.78%      28.26%      32.91%      37.72%      42.70%

End of
Year
Balance     $10,362.00  $10,737.10  $11,125.79  $11,528.54  $11,945.87  $12,378.31  $12,826.41  $13,290.73  $13,771.85  $14,270.39

Estimated
Annual
Expenses    $   140.50  $   145.58  $   150.85  $   156.31  $   161.97  $   167.84  $   173.91  $   180.21  $   186.73  $   193.49

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through five for Class B and year one for Class C, have not been deducted.

CLASS A
(INCLUDES
MAXIMUM
SALES
CHARGE)       YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------  ----------   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          1.38%        1.38%       1.38%       1.38%       1.38%       1.38%       1.38%       1.38%       1.38%       1.38%

Cumulative
Return
Before
Expenses          5.00%       10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses         (1.88)%       1.67%       5.35%       9.17%      13.12%      17.21%      21.46%      25.85%      30.41%      35.13%

End of
Year
Balance      $9,792.09   $10,146.56  $10,513.87  $10,894.47  $11,288.85  $11,697.51  $12,120.96  $12,559.74  $13,014.40  $13,485.52

Estimated
Annual
Expenses     $  682.77   $   137.58  $   142.56  $   147.72  $   153.06  $   158.61  $   164.35  $   170.30  $   176.46  $   182.85

CLASS A
(WITHOUT
MAXIMUM
SALES
CHARGE)       YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          1.38%       1.38%       1.38%       1.38%       1.38%       1.38%       1.38%       1.38%       1.38%       1.38%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.62%       7.37%      11.26%      15.29%      19.46%      23.78%      28.26%      32.91%      37.72%      42.70%

End of
Year
Balance     $10,362.00  $10,737.10  $11,125.79  $11,528.54  $11,945.87  $12,378.31  $12,826.41  $13,290.73  $13,771.85  $14,270.39

Estimated
Annual
Expenses    $   140.50  $   145.58  $   150.85  $   156.31  $   161.97  $   167.84  $   173.91  $   180.21  $   186.73  $   193.49

CLASS B(2)    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          2.13%       2.13%       2.13%       2.13%       2.13%       2.13%       2.13%       2.13%       1.38%       1.38%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.87%       5.82%       8.86%      11.98%      15.20%      18.50%      21.90%      25.40%      29.94%      34.65%

End of
Year
Balance     $10,287.00  $10,582.24  $10,885.95  $11,198.37  $11,519.77  $11,850.38  $12,190.49  $12,540.36  $12,994.32  $13,464.71

Estimated
Annual
Expenses    $   216.06  $   222.26  $   228.64  $   235.20  $   241.95  $   248.89  $   256.04  $   263.38  $   176.19  $   182.57

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through five for Class B and year one for Class C, have not been deducted.

CLASS C(2)    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          2.13%       2.13%       2.13%       2.13%       2.13%       2.13%       2.13%       2.13%       2.13%       2.13%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.87%       5.82%       8.86%      11.98%      15.20%      18.50%      21.90%      25.40%      29.00%      32.71%

End of
Year
Balance     $10,287.00  $10,582.24  $10,885.95  $11,198.37  $11,519.77  $11,850.38  $12,190.49  $12,540.36  $12,900.27  $13,270.50

Estimated
Annual
Expenses    $   216.06  $   222.26  $   228.64  $   235.20  $   241.95  $   248.89  $   256.04  $   263.38  $   270.94  $   278.72

AIM FINANCIAL SERVICES FUND

INVESTOR
CLASS         YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
--------    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          1.29%       1.29%       1.29%       1.29%       1.29%       1.29%       1.29%       1.29%       1.29%       1.29%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.71%       7.56%      11.55%      15.69%      19.98%      24.43%      29.05%      33.83%      38.80%      43.95%

End
of Year
Balance     $10,371.00  $10,755.76  $11,154.80  $11,568.65  $11,997.84  $12,442.96  $12,904.60  $13,383.36  $13,879.88  $14,394.82

Estimated
Annual
Expenses    $   131.39  $   136.27  $   141.32  $   146.57  $   152.00  $   157.64  $   163.49  $   169.56  $   175.85  $   182.37

CLASS A
(INCLUDES
MAXIMUM
SALES
CHARGE)       YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
---------   ----------   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          1.29%        1.29%       1.29%       1.29%       1.29%       1.29%       1.29%       1.29%       1.29%       1.29%

Cumulative
Return
Before
Expenses          5.00%       10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses         (1.79)%       1.85%       5.63%       9.55%      13.62%      17.83%      22.20%      26.74%      31.44%      36.31%

End of
Year
Balance     $ 9,800.60   $10,164.20  $10,541.29  $10,932.37  $11,337.96  $11,758.60  $12,194.84  $12,647.27  $13,116.49  $13,603.11

Estimated
Annual
Expenses    $   674.17   $   128.77  $   133.55  $   138.51  $   143.64  $   148.97  $   154.50  $   160.23  $   166.18  $   172.34

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through five for Class B and year one for Class C, have not been deducted.

CLASS A
(WITHOUT
MAXIMUM
SALES
CHARGE)       YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
--------    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          1.29%       1.29%       1.29%       1.29%       1.29%       1.29%       1.29%       1.29%       1.29%       1.29%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.71%       7.56%      11.55%      15.69%      19.98%      24.43%      29.05%      33.83%      38.80%      43.95%

End of
Year
Balance     $10,371.00  $10,755.76  $11,154.80  $11,568.65  $11,997.84  $12,442.96  $12,904.60  $13,383.36  $13,879.88  $14,394.82

Estimated
Annual
Expenses    $   131.39  $   136.27  $   141.32  $   146.57  $   152.00  $   157.64  $   163.49  $   169.56  $   175.85  $   182.37

CLASS B(2)    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          2.04%       2.04%       2.04%       2.04%       2.04%       2.04%       2.04%       2.04%       1.29%       1.29%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.96%       6.01%       9.15%      12.38%      15.70%      19.13%      22.65%      26.28%      30.97%      35.83%

End of
Year
Balance     $10,296.00  $10,600.76  $10,914.54  $11,237.61  $11,570.25  $11,912.73  $12,265.34  $12,628.40  $13,096.91  $13,582.81

Estimated
Annual
Expenses    $   207.02  $   213.15  $   219.46  $   225.95  $   232.64  $   239.53  $   246.62  $   253.92  $   165.93  $   172.08

CLASS C(2)    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          2.04%       2.04%       2.04%       2.04%       2.04%       2.04%       2.04%       2.04%       2.04%       2.04%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.96%       6.01%       9.15%      12.38%      15.70%      19.13%      22.65%      26.28%      30.02%      33.87%

End of
Year
Balance     $10,296.00  $10,600.76  $10,914.54  $11,237.61  $11,570.25  $11,912.73  $12,265.34  $12,628.40  $13,002.20  $13,387.06

Estimated
Annual
Expenses    $   207.02  $   213.15  $   219.46  $   225.95  $   232.64  $   239.53  $   246.62  $   253.92  $   261.43  $   269.17

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through five for Class B and year one for Class C, have not been deducted.

AIM GOLD & PRECIOUS METALS FUND

INVESTOR
CLASS         YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
--------    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          1.61%       1.61%       1.61%       1.61%       1.61%       1.61%       1.61%       1.61%       1.61%       1.61%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.39%       6.89%      10.52%      14.27%      18.14%      22.14%      26.28%      30.57%      34.99%      39.57%

End of
Year
Balance     $10,339.00  $10,689.49  $11,051.87  $11,426.52  $11,813.88  $12,214.37  $12,628.44  $13,056.55  $13,499.16  $13,956.78

Estimated
Annual
Expenses    $   163.73  $   169.28  $   175.02  $   180.95  $   187.09  $   193.43  $   199.98  $   206.76  $   213.77  $   221.02

CLASS A
(INCLUDES
MAXIMUM
SALES
CHARGE)       YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
---------   ----------   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          1.61%        1.61%       1.61%       1.61%       1.61%       1.61%       1.61%       1.61%       1.61%       1.61%

Cumulative
Return
Before
Expenses          5.00%       10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses         (2.11)%       1.21%       4.64%       8.19%      11.85%      15.65%      19.57%      23.62%      27.81%      32.14%

End of
Year
Balance     $ 9,770.36   $10,101.57  $10,444.01  $10,798.07  $11,164.12  $11,542.58  $11,933.88  $12,338.44  $12,756.71  $13,189.16

Estimated
Annual
Expenses    $   704.72   $   159.97  $   165.39  $   171.00  $   176.80  $   182.79  $   188.90  $   195.39  $   202.02  $   208.86

CLASS A
(WITHOUT
MAXIMUM
SALES
CHARGE)       YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
--------    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          1.61%       1.61%       1.61%       1.61%       1.61%       1.61%       1.61%       1.61%       1.61%       1.61%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.39%       6.89%      10.52%      14.27%      18.14%      22.14%      26.28%      30.57%      34.99%      39.57%

End of
Year
Balance     $10,339.00  $10,689.49  $11,051.87  $11,426.52  $11,813.88  $12,214.37  $12,628.44  $13,056.55  $13,499.16  $13,956.78

Estimated
Annual
Expenses    $   163.73  $   169.28  $   175.02  $   180.95  $   187.09  $   193.43  $   199.98  $   206.76  $   213.77  $   221.02

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through five for Class B and year one for Class C, have not been deducted.

CLASS B(2)    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          2.36%       2.36%       2.36%       2.36%       2.36%       2.36%       2.36%       2.36%       1.61%       1.61%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.64%       5.35%       8.13%      10.99%      13.92%      16.92%      20.01%      23.18%      27.35%      31.67%

End of
Year
Balance     $10,264.00  $10,534.97  $10,813.09  $11,098.56  $11,391.56  $11,692.30  $12,000.97  $12,317.80  $12,735.37  $13,167.10

Estimated
Annual
Expenses    $   239.12  $   245.43  $   251.91  $   258.56  $   265.38  $   272.39  $   279.58  $   286.96  $   201.68  $   208.51

CLASS C(2)    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          2.36%       2.36%       2.36%       2.36%       2.36%       2.36%       2.36%       2.36%       2.36%       2.36%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.64%       5.35%       8.13%      10.99%      13.92%      16.92%      20.01%      23.18%      26.43%      29.77%

End of
Year
Balance     $10,264.00  $10,534.97  $10,813.09  $11,098.56  $11,391.56  $11,692.30  $12,000.97  $12,317.80  $12,642.99  $12,976.76

Estimated
Annual
Expenses    $   239.12  $   245.43  $   251.91  $   258.56  $   265.38  $   272.39  $   279.58  $   286.96  $   294.54  $   302.31


AIM LEISURE FUND

INVESTOR
CLASS         YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
---------   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          1.33%       1.33%       1.33%       1.33%       1.33%       1.33%       1.33%       1.33%       1.33%       1.33%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.67%       7.47%      11.42%      15.51%      19.75%      24.14%      28.70%      33.42%      38.32%      43.39%

End of
Year
Balance     $10,367.00  $10,747.47  $11,141.90  $11,550.81  $11,974.72  $12,414.20  $12,869.80  $13,342.12  $13,831.77  $14,339.40

Estimated
Annual
Expenses    $   135.44  $   140.41  $   145.56  $   150.91  $   156.44  $   162.19  $   168.14  $   173.31  $   180.71  $   187.34

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through five for Class B and year one for Class C, have not been deducted.

CLASS A
(INCLUDES
MAXIMUM
SALES
CHARGE)       YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
---------   ---------   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)         1.33%        1.33%       1.33%       1.33%       1.33%       1.33%       1.33%       1.33%       1.33%       1.33%

Cumulative
Return
Before
Expenses         5.00%       10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses        (1.83)%       1.77%       5.51%       9.38%      13.39%      17.56%      21.87%      26.34%      30.98%      35.79%

End of
Year
Balance     $9,796.82   $10,156.36  $10,529.10  $10,915.51  $11,316.11  $11,731.42  $12,161.96  $12,608.30  $13,071.03  $13,550.73

Estimated
Annual
Expenses    $  677.99   $   132.69  $   137.56  $   142.61  $   147.84  $   153.27  $   158.89  $   164.72  $   170.77  $   177.03

CLASS A
(WITHOUT
MAXIMUM
SALES
CHARGE)       YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
---------   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          1.33%       1.33%       1.33%       1.33%       1.33%       1.33%       1.33%       1.33%       1.33%       1.33%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.67%       7.47%      11.42%      15.51%      19.75%      24.14%      28.70%      33.42%      38.32%      43.39%

End of
Year
Balance     $10,367.00  $10,747.47  $11,141.90  $11,550.81  $11,974.72  $12,414.20  $12,869.80  $13,342.12  $13,831.77  $14,339.40

Estimated
Annual
Expenses    $   135.44  $   140.41  $   145.56  $   150.91  $   156.44  $   162.19  $   168.14  $   174.31  $   180.71  $   187.34

CLASS B(2)    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          2.08%       2.08%       2.08%       2.08%       2.08%       2.08%       2.08%       2.08%       1.33%       1.33%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.92%       5.93%       9.02%      12.20%      15.48%      18.85%      22.32%      25.89%      30.51%      35.30%

End of
Year
Balance     $10,292.00  $10,592.53  $10,901.83  $11,220.16  $11,547.79  $11,884.99  $12,232.03  $12,589.20  $13,051.23  $13,530.21

Estimated
Annual
Expenses    $   211.04  $   217.20  $   223.54  $   230.07  $   236.79  $   243.70  $   250.82  $   258.14  $   170.51  $   176.77

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through five for Class B and year one for Class C, have not been deducted.

CLASS C(2)    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          2.08%       2.08%       2.08%       2.08%       2.08%       2.08%       2.08%       2.08%       2.08%       2.08%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.92%       5.93%       9.02%      12.20%      15.48%      18.85%      22.32%      25.89%      29.57%      33.35%

End of
Year
Balance     $10,292.00  $10,592.53  $10,901.83  $11,220.16  $11,547.79  $11,884.99  $12,232.03  $12,589.20  $12,956.81  $13,335.15

Estimated
Annual
Expenses    $   211.04  $   217.20  $   223.54  $   230.07  $   236.79  $   243.70  $   250.82  $   258.14  $   265.68  $   273.44

CLASS R       YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-------     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          1.58%       1.58%       1.58%       1.58%       1.58%       1.58%       1.58%       1.58%       1.58%       1.58%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.42%       6.96%      10.61%      14.40%      18.31%      22.36%      26.54%      30.87%      35.34%      39.97%

End of
Year
Balance     $10,342.00  $10,695.70  $11,061.49  $11,439.79  $11,931.03  $12,235.65  $12,654.11  $13,086.88  $13,534.46  $13,997.33

Estimated
Annual
Expenses    $   160.70  $   166.20  $   171.88  $   177.76  $   183.84  $   190.13  $   196.63  $   203.35  $   210.31  $   217.50

AIM TECHNOLOGY FUND

INVESTOR
CLASS         YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
--------    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          1.57%       1.58%       1.58%       1.58%       1.58%       1.58%       1.58%       1.58%       1.58%       1.58%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.43%       6.97%      10.63%      14.41%      18.32%      22.37%      26.55%      30.88%      35.36%      39.99%

End of
Year
Balance     $10,343.00  $10,696.73  $11,062.56  $11,440.90  $11,832.18  $12,236.84  $12,655.34  $13,088.15  $13,535.76  $13,998.69

Estimated
Annual
Expenses    $   159.69  $   166.21  $   171.90  $   177.78  $   183.86  $   190.15  $   196.65  $   203.37  $   210.33  $   217.52

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through five for Class B and year one for Class C, have not been deducted.

CLASS A
(INCLUDES
MAXIMUM
SALES
CHARGE)        YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
---------    ---------   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          1.57%        1.58%       1.58%       1.58%       1.58%       1.58%       1.58%       1.58%       1.58%       1.58%

Cumulative
Return
Before
Expenses          5.00%       10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses         (2.07)%       1.28%       4.74%       8.33%      12.03%      15.86%      19.82%      23.92%      28.16%      32.54%

End of Year
Balance      $9,774.14   $10,108.41  $10,454.12  $10,811.65  $11,181.41  $11,563.81  $11,959.29  $12,368.30  $12,791.30  $13,228.76

Estimated
Annual
Expenses     $  700.91   $   157.07  $   162.44  $   168.00  $   173.75  $   179.69  $   185.83  $   192.19  $   198.76  $   205.56

CLASS A
(WITHOUT
MAXIMUM
SALES
CHARGE)       YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
--------    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          1.57%       1.58%       1.58%       1.58%       1.58%       1.58%       1.58%       1.58%       1.58%       1.58%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.43%       6.97%      10.63%      14.41%      18.32%      22.37%      26.55%      30.88%      35.36%      39.99%

End of
Year
Balance     $10,343.00  $10,696.73  $11,062.56  $11,440.90  $11,832.18  $12,236.84  $12,655.34  $13,088.15  $13,535.76  $13,998.69

Estimated
Annual
Expenses    $   159.69  $   166.21  $   171.90  $   177.78  $   183.86  $   190.15  $   196.65  $   203.37  $   210.33  $   217.52

CLASS B(2)    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          2.32%       2.33%       2.33%       2.33%       2.33%       2.33%       2.33%       2.33%       1.58%       1.58%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.68%       5.42%       8.24%      11.13%      14.09%      17.14%      20.27%      23.48%      27.70%      32.07%

End of
Year
Balance     $10,268.00  $10,542.16  $10,823.63  $11,112.62  $11,409.33  $11,713.96  $12,026.72  $12,347.83  $12,770.13  $13,206.87

Estimated
Annual
Expenses    $   235.11  $   242.44  $   248.91  $   255.56  $   262.38  $   269.39  $   276.58  $   283.96  $   198.43  $   205.22

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through five for Class B and year one for Class C, have not been deducted.

CLASS C(2)    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          2.32%       2.33%       2.33%       2.33%       2.33%       2.33%       2.33%       2.33%       2.33%       2.33%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.68%       5.42%       8.24%      11.13%      14.09%      17.14%      20.27%      23.48%      26.78%      30.16%

End of
Year
Balance     $10,268.00  $10,542.16  $10,823.63  $11,112.62  $11,409.33  $11,713.96  $12,026.72  $12,347.83  $12,677.52  $13,016.01

Estimated
Annual
Expenses    $   235.11  $   242.44  $   248.91  $   255.56  $   262.38  $   269.39  $   276.58  $   283.96  $   291.55  $   299.33

AIM
UTILITIES
FUND
INVESTOR
CLASS         YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
---------   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          1.32%       1.46%       1.46%       1.46%       1.46%       1.46%       1.46%       1.46%       1.46%       1.46%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.68%       7.35%      11.15%      15.09%      19.16%      23.38%      27.75%      32.27%      36.95%      41.80%

End of
Year
Balance     $10,368.00  $10,735.03  $11,115.05  $11,508.52  $11,915.92  $12,337.75  $12,774.50  $13,226.72  $13,694.94  $14,179.75

Estimated
Annual
Expenses    $   134.43  $   154.05  $   159.51  $   165.15  $   171.00  $   177.05  $   183.32  $   189.81  $   196.53  $   203.49

CLASS A
(INCLUDES
MAXIMUM
SALES
CHARGE)       YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
---------   ----------   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          1.32%        1.46%       1.46%       1.46%       1.46%       1.46%       1.46%       1.46%       1.46%       1.46%

Cumulative
Return
Before
Expenses          5.00%       10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses         (1.82)%       1.66%       5.25%       8.98%      12.84%      16.83%      20.97%      25.25%      29.68%      34.28%

End of
Year
Balance     $ 9,797.76   $10,144.60  $10,503.72  $10,875.55  $11,260.55  $11,659.17  $12,071.90  $12,499.25  $12,941.72  $13,399.86

Estimated
Annual
Expenses    $   677.04   $   145.58  $   150.73  $   156.07  $   161.59  $   167.31  $   173.24  $   179.37  $   185.72  $   192.29

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through five for Class B and year one for Class C, have not been deducted.

 CLASS A
(WITHOUT
 MAXIMUM
 SALES
 CHARGE)      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          1.32%       1.46%       1.46%       1.46%       1.46%       1.46%       1.46%       1.46%       1.46%       1.46%
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return
After
Expenses          3.68%       7.35%      11.15%      15.09%      19.16%      23.38%      27.75%      32.27%      36.95%      41.80%
End of
Year
Balance     $10,368.00  $10,735.03  $11,115.05  $11,508.52  $11,915.92  $12,337.75  $12,774.50  $13,226.72  $13,694.94  $14,179.75
Estimated
Annual
Expenses    $   134.43  $   154.05  $   159.51  $   165.15  $   171.00  $   177.05  $   183.32  $   189.81  $   196.53  $   203.49

CLASS B(2)    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          2.07%       2.21%       2.21%       2.21%       2.21%       2.21%       2.21%       2.21%       1.46%       1.46%
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%     27.63%       34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return
After
Expenses          2.93%       5.80%       8.75%      11.79%     14.91%       18.11%      21.41%      24.80%      29.21%      33.79%
End of
Year
Balance     $10,293.00  $10,580.17  $10,875.36  $11,178.78  $11,490.67  $11,811.26  $12,140.80  $12,479.52  $12,921.30  $13,378.71
Estimated
Annual
Expenses       $210.03     $230.65     $237.08     $243.70     $250.50     $257.49     $264.67     $272.05     $185.43     $191.99

CLASS C(2)    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          2.07%       2.21%       2.21%       2.21%       2.21%       2.21%       2.21%       2.21%       2.21%       2.21%
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return
After
Expenses          2.93%       5.80%       8.75%      11.79%      14.91%      18.11%      21.41%      24.80%      28.28%      31.86%
End of
Year
Balance     $10,293.00  $10,580.17  $10,875.36  $11,178.78  $11,490.67  $11,811.26  $12,140.80  $12,479.52  $12,827.70  $13,185.60
Estimated
Annual
Expenses       $210.03     $230.65     $237.08     $243.70     $250.50     $257.49     $264.67     $272.05     $279.64     $287.45

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through five for Class B and year one for Class C, have not been deducted."

                          INSTITUTIONAL CLASS SHARES OF

                               AIM Utilities Fund

                         Supplement dated March 31, 2006
                    to the Prospectus dated October 25, 2005
                        as supplemented December 8, 2005

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 4 of the prospectus:

     "This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund.

     SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

     You pay no fees to purchase Institutional Class shares of the fund, to exchange to another AIM Fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.

     ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(1)

          AIM UTILITIES FUND - INSTITUTIONAL CLASS

Management Fees                            0.75%
Distribution and Service (12b-1) Fees      None
Other Expenses(2)                          0.19%
                                           ----
Total Annual Fund Operating Expenses(3)    0.94%
                                           ====

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2)  Other expenses are based on estimated amounts for the current fiscal year.

(3) The advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.05% of average daily net assets on Institutional Class shares. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect until at least June 30, 2007.

     EXPENSE EXAMPLE

     This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds

     The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $96      $300      $520     $1,155

     HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

     The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

          - You invest $10,000 in a fund and hold it for the entire 10 year period;

          -    Your investment has a 5% return before expenses each year; and

          - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund's Institutional Class for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

INSTITUTIONAL
CLASS                 YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
-------------       ----------  ----------  ----------  ----------  ----------
Annual Expense
   Ratio(1)               0.94%       0.94%       0.94%       0.94%       0.94%
Cumulative Return
   Before Expenses        5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return
   After Expenses         4.06%       8.28%      12.68%      17.26%      22.02%
End of Year
   Balance          $10,406.00  $10,828.48  $11,268.12  $11,725.61  $12,201.67
Estimated Annual
   Expenses         $    95.91  $    99.80  $   103.85  $   108.07  $   112.46

INSTITUTIONAL
CLASS                 YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-------------       ----------  ----------  ----------  ----------  ----------
Annual Expense
   Ratio(1)               0.94%       0.94%       0.94%       0.94%       0.94%
Cumulative Return
   Before Expenses       34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return
   After Expenses        26.97%      32.13%      37.49%      43.07%      48.88%
End of Year
   Balance          $12,697.05  $13,212.55  $13,748.98  $14,307.19  $14,888.06
Estimated Annual
   Expenses         $   117.02  $   121.78  $   126.72  $   131.86  $   137.22

(1)  Your actual expenses may be higher or lower than those shown."

                                 AIM ENERGY FUND
                           AIM FINANCIAL SERVICES FUND
                         AIM GOLD & PRECIOUS METALS FUND
                                AIM LEISURE FUND
                               AIM TECHNOLOGY FUND
                               AIM UTILITIES FUND

                     (SERIES PORTFOLIOS OF AIM SECTOR FUNDS)

                         Supplement dated March 31, 2006
        to the Statement of Additional Information dated January 31, 2006 as supplemented February 24, 2006

The following (1) replaces in its entirety, the information relating to Lisa O. Brinkley and Kevin M. Carome and (2) is added with respect to John M. Zerr and Todd L. Spillane, under the heading "APPENDIX D TRUSTEES AND OFFICERS- OTHER OFFICERS" in the Statement of Additional Information.

                           TRUSTEE                                                                 OTHER
"NAME, YEAR OF BIRTH AND    AND/OR                                                            TRUSTEESHIP(S)
 POSITION(S) HELD WITH     OFFICER                                                                HELD BY
        THE TRUST           SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            TRUSTEE
------------------------   -------   ------------------------------------------------------   --------------
OTHER OFFICERS
Lisa O. Brinkley - 1959      2004    Global Compliance Director, AMVESCAP PLC; and Vice             N/A
Vice President                       President of the AIM Family of Funds

                                     Formerly: Senior Vice President, A I M Management
                                     Group Inc. (financial services holding company);
                                     Senior Vice President and Chief Compliance Officer,
                                     A I M Advisors, Inc. and the AIM Family of Funds; Vice
                                     President and Chief Compliance Officer, A I M Capital
                                     Management, Inc. and A I M Distributors, Inc.; Vice
                                     President, AIM Investment Services, Inc. and Fund
                                     Management Company; and Senior Vice President and
                                     Compliance Director, Delaware Investments Family of
                                     Funds

Kevin M. Carome - 1956       2003    Senior Vice President and General Counsel, AMVESCAP           N/A
Vice President                       PLC; and Vice President of the AIM Family of Funds

                                     Formerly: Director, General Counsel, and Vice
                                     President Fund Management Company; Director, Senior
                                     Vice President, Secretary and General Counsel, A I M
                                     Management Group Inc. (financial services holding
                                     company) and A I M Advisors, Inc.; Director and Vice
                                     President, INVESCO Distributors, Inc.; Senior Vice
                                     President, A I M Distributors, Inc.; Vice President,
                                     A I M Capital Management, Inc. and AIM Investment
                                     Services, Inc.; Senior Vice President and Secretary
                                     of the AIM Family of Funds; and Senior Vice President
                                     and General Counsel, Liberty Financial Companies,
                                     Inc. and Liberty Funds Group, LLC

Todd L. Spillane* - 1958     2006    Senior Vice President, A I M Management Group Inc.;           N/A
Chief Compliance Officer             Senior Vice President and Chief Compliance Officer, A
                                     I M Advisors, Inc.; Chief Compliance Officer of the
                                     AIM Family of Funds; Vice President and Chief
                                     Compliance Officer, A I M Capital Management, Inc.;
                                     and Vice President, A I M Distributors, Inc., AIM
                                     Investment Services, Inc. and Fund Management Company

                                     Formerly: Global Head of Product Development,
                                     AIG-Global Investment Group, Inc.; Chief Compliance
                                     Officer and Deputy General Counsel, AIG-SunAmerica
                                     Asset Management, and Chief Compliance Officer, Chief
                                     Operating Officer and Deputy General Counsel,
                                     American General Investment Management

John M. Zerr** - 1962        2006    Director, Senior Vice President, Secretary and                N/A
Senior Vice President,               General Counsel, A I M Management Group Inc.
Chief Legal Officer                  (financial services holding company) and A I M
and Secretary                        Advisors, Inc.; Director and Vice President, INVESCO
                                     Distributors, Inc.; Vice President, A I M Capital
                                     Management, Inc., AIM Investment Services, Inc., and
                                     Fund Management Company; Senior Vice President, A I M
                                     Distributors, Inc.; and Senior Vice President, Chief
                                     Legal Officer and Secretary of the AIM Family of
                                     Funds

                                     Formerly: Chief Operating Officer, Senior Vice
                                     President, General Counsel, and Secretary, Liberty
                                     Ridge Capital, Inc. (an investment adviser); Vice
                                     President and Secretary, PBHG Funds (an investment
                                     company); Vice President and Secretary, PBHG
                                     Insurance Series Fund (an investment company);
                                     General Counsel and Secretary, Pilgrim Baxter Value
                                     Investors (an investment adviser); Chief Operating
                                     Officer, General Counsel and Secretary, Old Mutual
                                     Investment Partners (a broker-dealer); General
                                     Counsel and Secretary, Old Mutual Fund Services (an
                                     administrator); General Counsel and Secretary, Old
                                     Mutual Shareholder Services (a shareholder servicing
                                     center); Executive Vice President, General Counsel
                                     and Secretary, Old Mutual Capital, Inc. (an
                                     investment adviser); and Vice President and
                                     Secretary, Old Mutual Advisors Funds (an investment
                                     company)

*    Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006.

** Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.

Additionally, effective March 31, 2006, Mr. Edward K. Dunn retired as a Trustee of the AIM Funds."